NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Jun. 30, 2021	Nov. 30, 2020	Mar. 31, 2025	Jul. 29, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 09, 2023	Jan. 31, 2023	Oct. 15, 2022
Debt Instrument [Line Items]
Proceeds from notes payable								$ 2,433,059
Accrued interest					$ 1,087,513		4,224,860		$ 16,480
Maturity date		Jul. 31, 2023
Principal payment							100,000
First Extension Agreement [Member]
Debt Instrument [Line Items]
Notes payable assumed in the Merger					$ 1,565,000		$ 1,565,000
First Extension Agreement [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount												$ 1,265,000
Second Extension Agreement [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount										$ 300,000
Principal payment						$ 50,000
Maximum [Member]
Debt Instrument [Line Items]
Interest percentage					2.40%		2.40%
Ethos Management INC [Member]
Debt Instrument [Line Items]
Principal amount					$ 2,383,059		$ 2,383,059
Proceeds from notes payable							$ 833,333
Interest percentage					4.00%		4.00%
Deposit as collateral											$ 1,875,000
Accrued interest							$ 81,560	81,560
Deposit liabilities, accrued interest					$ 589,619		589,619
Ethos Management INC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount											$ 10,000,000
Proceeds from notes payable							10,000,000
Mercedes-Benz [Member]
Debt Instrument [Line Items]
Principal amount	$ 29,149			$ 59,545	$ 17,285		$ 19,733	$ 29,149
Interest percentage				5.90%
Maturity date				Nov. 20, 2026
Principal payment				$ 908
JP Morgan Chase [Member]
Debt Instrument [Line Items]
Principal amount			$ 500,000
Interest percentage			3.00%
Maturity date			Jun. 08, 2026
Principal payment			$ 8,994
Outstanding note payable	$ 257,113